MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
                             AMERICAN BALANCED FUND
                           GLOBAL STRATEGY FOCUS FUND
                               QUALITY EQUITY FUND

                    Supplement dated February 5, 2001 to each
                         Prospectus dated April 4, 2000

         The section in the American Balanced Fund's Prospectus captioned "About The Portfolio Manager" appearing on page 7 is amended as follows:

         The biography of Thomas R. Robinson is hereby removed, and is replaced by the following biographies of Kurt Schansinger and Walter Cuje, who are primarily responsible for the day-to-day management of the American Balanced Fund's portfolio:

         Kurt Schansinger has been a Senior Vice President and the Senior Portfolio Manager of the Fund since January 29, 2001. Mr. Schansinger has been a First Vice President of MLIM since 1997 and was a Vice President of MLIM from January 1996 to 1997.

         Walter Cuje has been a Senior Vice President and the Associate Portfolio Manager of the Fund since January 29, 2001. Mr. Cuje has been a First Vice President of MLIM since 1997 and an Associate Portfolio Manager of MLIM since October 1993, and was a Vice President of MLIM from July 1991 to 1997.


                                  * * * * * * *

         The section in the Global Strategy Focus Fund's Prospectus captioned "About The Portfolio Manager" appearing on page 7 is amended as follows:

         The biography of Thomas R. Robinson is hereby removed, and is replaced by the following biographies of Bryan N. Ison and Dennis W. Stattman, who are primarily responsible for the day-to-day management of the Global Strategy Focus Fund's portfolio:

         Bryan N. Ison has been a Senior Vice President and Co-Portfolio Manager of the Fund since January 29, 2001. Mr. Ison has been a First Vice President of MLIM since 1997 and was a Vice President of MLIM from 1985 to 1997.

         Dennis W. Stattman has been a Senior Vice President and Co-Portfolio Manager of the Fund since January 29, 2001. Mr. Stattman has been a First Vice President of MLIM since 1997 and was a Vice President of MLIM from 1989 to 1997.


                                  * * * * * * *

         The section in the Quality Equity Fund's Prospectus captioned "About The Portfolio Manager" appearing on page 7 is amended as follows:

         The biography of Thomas R. Robinson is hereby removed, and is replaced by the following biography of Robert C. Doll, Jr., who is primarily responsible for the day-to-day management of the Quality Equity Fund's portfolio:

         Robert C. Doll, Jr. has been a Senior Vice President and the Portfolio Manager of the Fund since January 29, 2001. Mr. Doll has been a Senior Vice President of MLIM since 1999. Prior to joining MLIM, he was Chief Investment Officer of OppenheimerFunds, Inc. in 1999 and an Executive Vice President thereof from 1991 to 1999.







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                    MERRILL LYNCH VARIABLE SERIES FUNDS, INC.

                        Supplement dated February 5, 2001
                         to the Statement of Additional
                         Information dated June 29, 2000

         The section in the Statement of Additional Information captioned "Management of the Company" beginning on page 22 is amended as follows:

         The biography of Thomas R. Robinson appearing on page 24 is hereby removed, and is replaced by the following biographies of Walter Cuje, Bryan N. Ison and Dennis W. Stattman. Kurt Schansinger is the Senior Portfolio Manager of the American Balanced Fund and Mr. Cuje is the Associate Portfolio Manager. Messrs. Ison and Stattman are the Co-Portfolio Managers of the Global Strategy Focus Fund.

         Walter Cuje (42) - Senior Vice President (1)(2) - First Vice President of MLIM since 1997; Associate Portfolio Manager of MLIM since October 1993; Vice President of MLIM from July 1991 to 1997.

         Bryan N. Ison (45) - Senior Vice President (1)(2) - First Vice President of MLIM since 1997; Vice President of MLIM from 1985 to 1997.

         Dennis W. Stattman (49) - Senior Vice President (1)(2) - First Vice President of MLIM since 1997; Vice President of MLIM from 1989 to 1997.